Cullen International High Dividend Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 97.38%
Australia - 1.85%
Sonic Healthcare, Ltd.	121,602	$3,514,204

Brazil - 1.63%
Vale SA	222,279	3,095,967

Canada - 4.33%
BCE, Inc.	56,698	2,838,302
Power Corp. of Canada	164,256	5,414,249
		8,252,551

Finland - 1.39%
UPM-Kymmene Oyj	74,633	2,641,567

France - 13.46%
BNP Paribas SA	109,750	7,021,857
Cie de Saint-Gobain	90,403	6,083,833
Cie Generale des Etablissements Michelin SCA	21,412	3,283,314
Sanofi	26,627	2,563,214
TotalEnergies SE - ADR	138,978	6,661,216
		25,613,434

Germany - 11.22%
Allianz SE	13,898	3,113,776
Deutsche Post AG	83,316	5,224,712
Deutsche Telekom AG	168,893	3,387,002
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,219	3,061,310
Siemens AG	40,148	6,566,224
		21,353,024

Ireland - 2.83%
Smurfit Kappa Group PLC	102,487	5,395,758

Italy - 1.82%
Enel SpA	451,711	3,466,968

Japan - 14.02%
Denka Co., Ltd.	107,925	3,769,132
Nippon Telegraph & Telephone Corp.	222,980	6,178,590
SoftBank Corp.	452,935	6,143,971
Tokio Marine Holdings, Inc.	68,825	3,689,365
Toyota Motor Corp.	387,650	6,906,910
		26,687,968

Mexico - 1.52%
PLA Administradora Industrial S de RL de CV	1,986,803	2,902,986

Netherlands - 3.07%
NN Group NV	111,733	5,852,806

Norway - 1.64%
DNB Bank ASA(a)	137,036	3,115,471

Russia - 1.64%
MMC Norilsk Nickel PJSC - ADR	104,343	3,121,942

Singapore - 4.27%
Ascendas Real Estate Investment Trust	1,144,825	2,523,392
United Overseas Bank, Ltd.	296,300	5,605,279
		8,128,671

Spain - 1.25%
Iberdrola SA	235,757	2,371,809

Sweden - 4.43%
Svenska Handelsbanken AB	487,755	5,462,567
Volvo AB	133,301	2,976,143
		8,438,710

Switzerland - 12.14%
Nestle SA	50,500	6,084,748
Novartis AG - Sponsored ADR	55,270	4,519,981
Roche Holding AG	13,539	4,941,328
UBS Group AG	138,870	2,216,590
Zurich Insurance Group AG	13,060	5,340,500
		23,103,147

Taiwan - 3.59%
ASE Technology Holding Co., Ltd.	1,149,700	4,447,975
Quanta Computer, Inc.	862,000	2,385,429
		6,833,404

United Kingdom - 11.28%
BAE Systems PLC	556,332	4,213,690
British American Tobacco PLC - Sponsored ADR	32,175	1,135,134
Britvic PLC	296,520	3,564,297
Diageo PLC	5,579	270,107
Persimmon PLC	150,693	5,389,528
Tesco PLC	836,870	2,850,074
Unilever PLC - Sponsored ADR	74,675	4,048,879
		21,471,709

TOTAL COMMON STOCKS
(Cost $145,625,267)		185,362,096

	Shares	Value (Note 1)

PREFERRED STOCK - 1.01%
South Korea - 1.01%
Samsung Electronics Co., Ltd.	32,560	$1,914,000

TOTAL PREFERRED STOCK
(Cost $1,110,239)		1,914,000

		Value (Note 1)
TOTAL INVESTMENTS 98.39%
(Cost $146,735,506)		$187,276,096

Other Assets In Excess Of Liabilities 1.61%		3,066,685

NET ASSETS 100.00%		$190,342,781

(a)	Non-Income Producing Security.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	26.21%	$49,893,770
Industrials	13.17	25,064,602
Communication Services	9.74	18,547,865
Materials	9.47	18,024,366
Consumer Staples	9.42	17,953,239
Consumer Discretionary	8.18	15,579,752
Health Care	8.16	15,538,727
Information Technology	3.60	6,833,404
Energy	3.50	6,661,216
Utilities	3.07	5,838,777
Real Estate	2.85	5,426,378
TOTAL COMMON STOCKS	97.38	185,362,096

PREFERRED STOCK
Information Technology	1.01	1,914,000
TOTAL PREFERRED STOCK	1.01	1,914,000

TOTAL INVESTMENTS	98.39%	$187,276,096
Other Assets In Excess Of Liabilities	1.61	3,066,685
TOTAL NET ASSETS	100.00%	$190,342,781

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.96%
Aerospace & Defense - 5.15%
General Dynamics Corp.	103,100	$20,210,693
Raytheon Technologies Corp.	448,135	38,521,685
		58,732,378

Air Freight & Logistics - 2.00%
United Parcel Service, Inc., Class B	124,995	22,761,590

Banks - 10.25%
Bank of America Corp.	733,000	31,115,850
Citigroup, Inc.	324,000	22,738,320
JPMorgan Chase & Co.	234,176	38,332,269
Truist Financial Corp.	419,350	24,594,878
		116,781,317

Beverages - 1.68%
Diageo PLC - Sponsored ADR	99,400	19,184,200

Building Products - 2.66%
Johnson Controls International PLC	445,580	30,335,086

Capital Markets - 3.12%
Morgan Stanley	365,350	35,552,208

Chemicals - 2.09%
Dow, Inc.	414,170	23,839,625

Communications Equipment - 2.17%
Cisco Systems, Inc.	453,865	24,703,872

Distributors - 2.89%
Genuine Parts Co.	271,654	32,932,614

Diversified Telecommunication Services - 4.92%
AT&T, Inc.	960,825	25,951,883
BCE, Inc.	601,618	30,116,997
		56,068,880

Electric Utilities - 4.66%
Duke Energy Corp.	230,755	22,519,381
NextEra Energy, Inc.	390,370	30,651,852
		53,171,233

Equity Real Estate Investment Trusts (REITs) - 5.76%
Healthpeak Properties, Inc.	712,850	23,866,218
VICI Properties, Inc.	671,470	19,076,463
Welltower, Inc.	275,180	22,674,832
		65,617,513

Food & Staples Retailing - 1.06%
Walgreens Boots Alliance, Inc.	256,400	12,063,620

Health Care Equipment & Supplies - 2.76%
Medtronic PLC	251,431	31,516,876

Household Products - 2.20%
Kimberly-Clark Corp.	189,265	25,066,257

Industrial Conglomerates - 4.73%
3M Co.	149,760	26,270,899
Siemens AG - Sponsored ADR	337,000	27,681,180
		53,952,079

Insurance - 4.16%
Chubb, Ltd.	181,650	31,512,642
Travelers Cos., Inc.	104,321	15,857,835
		47,370,477

Multiline Retail - 2.70%
Target Corp.	134,717	30,819,208

Oil, Gas & Consumable Fuels - 5.92%
Chevron Corp.	295,000	29,927,750
ConocoPhillips	266,000	18,026,820
Exxon Mobil Corp.	331,000	19,469,420
		67,423,990

Personal Products - 2.48%
Unilever PLC - Sponsored ADR	521,145	28,256,482

Pharmaceuticals - 11.42%
Eli Lilly & Co.	85,770	19,817,158
Johnson & Johnson	214,250	34,601,375
Merck & Co., Inc.	289,548	21,747,950
Novartis AG - Sponsored ADR	309,620	25,320,724
Pfizer, Inc.	666,650	28,672,617
		130,159,824

Semiconductors & Semiconductor Equipment - 4.83%
Broadcom, Inc.	60,936	29,549,695
Intel Corp.	477,730	25,453,454
		55,003,149

Software - 1.87%
Microsoft Corp.	75,517	21,289,753

Specialty Retail - 2.83%
Lowe's Cos., Inc.	159,286	32,312,758

Tobacco - 4.65%
Altria Group, Inc.	456,100	20,761,672
Philip Morris International, Inc.	340,550	32,280,734
		53,042,406

TOTAL COMMON STOCKS
(Cost $607,066,398)		1,127,957,395

	Shares	Value (Note 1)
TOTAL INVESTMENTS 98.96%
(Cost $607,066,398)		$1,127,957,395

Other Assets In Excess Of Liabilities 1.04%		11,817,698

NET ASSETS 100.00%		$1,139,775,093

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.52%	$199,704,002
Industrials	14.55	165,781,133
Health Care	14.18	161,676,700
Consumer Staples	12.07	137,612,965
Information Technology	8.86	100,996,774
Consumer Discretionary	8.43	96,064,580
Energy	5.92	67,423,990
Real Estate	5.76	65,617,513
Communication Services	4.92	56,068,880
Utilities	4.67	53,171,233
Materials	2.09	23,839,625
TOTAL COMMON STOCKS	98.96	1,127,957,395

TOTAL INVESTMENTS	98.96%	$1,127,957,395
Other Assets In Excess Of Liabilities	1.04	11,817,698
TOTAL NET ASSETS	100.00%	$1,139,775,093

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.88%
Aerospace & Defense - 6.62%
AAR Corp.(a)	5,090	$165,069
Spirit AeroSystems Holdings, Inc., Class A	9,050	399,919
		564,988

Airlines - 3.32%
Copa Holdings SA(a), Class A	3,485	283,609

Banks - 21.68%
Ameris Bancorp	6,300	326,844
Enterprise Financial Services Corp.	4,690	212,363
First Bancorp/Southern Pines, NC	1,037	44,601
First Horizon Corp.	20,760	338,180
Great Western Bancorp, Inc.	17,340	567,712
South State Corp.	1,789	133,585
Spirit of Texas Bancshares, Inc.	9,440	228,448
		1,851,733

Beverages - 1.91%
Coca-Cola Consolidated, Inc.	413	162,796

Capital Markets - 4.22%
Lazard, Ltd., Class A	7,860	359,988

Chemicals - 3.75%
Cabot Corp.	1,482	74,278
Huntsman Corp.	8,300	245,597
		319,875

Commercial Services & Supplies - 3.57%
Steelcase, Inc., Class A	24,030	304,700

Communications Equipment - 4.73%
Comtech Telecommunications Corp.	15,770	403,870

Construction & Engineering - 1.91%
Quanta Services, Inc.	1,430	162,763

Electrical Equipment - 0.52%
Encore Wire Corp.	465	44,096

Energy Equipment & Services - 1.64%
Helmerich & Payne, Inc.	5,105	139,928

Equity Real Estate Investment Trusts (REITs) - 4.30%
Host Hotels & Resorts, Inc.(a)	22,500	367,425

Health Care Equipment & Supplies - 4.05%
Haemonetics Corp.(a)	4,900	345,891

Hotels, Restaurants & Leisure - 7.90%
Denny's Corp.(a)	25,600	418,304
Ruth's Hospitality Group, Inc.(a)	12,380	256,390
		674,694

Household Durables - 2.58%
Taylor Morrison Home Corp.(a)	8,550	220,419

Leisure Products - 0.74%
MasterCraft Boat Holdings, Inc.(a)	2,510	62,951

Machinery - 4.35%
Crane Co.	460	43,613
Mayville Engineering Co., Inc.(a)	12,800	240,640
Timken Co.	1,337	87,466
		371,719

Oil, Gas & Consumable Fuels - 5.67%
Cimarex Energy Co.	3,420	298,224
HollyFrontier Corp.	5,626	186,389
		484,613

Paper & Forest Products - 1.00%
Domtar Corp.(a)	1,561	85,137

Professional Services - 9.03%
Barrett Business Services, Inc.	5,160	393,502
BGSF, Inc.	29,550	377,944
		771,446

Real Estate Management & Development - 0.52%
Jones Lang LaSalle, Inc.(a)	180	44,656

Semiconductors & Semiconductor Equipment - 1.09%
MKS Instruments, Inc.	619	93,413

Textiles, Apparel & Luxury Goods - 2.57%
Columbia Sportswear Co.	2,290	219,474

Thrifts & Mortgage Finance - 2.21%
Premier Financial Corp.	5,935	188,971

TOTAL COMMON STOCKS
(Cost $6,079,610)		8,529,155

TOTAL INVESTMENTS 99.88%
(Cost $6,079,610)		$8,529,155

Other Assets In Excess Of Liabilities 0.12%		10,550

NET ASSETS 100.00%		$8,539,705

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Industrials	29.31%	$2,503,321
Financials	28.11	2,400,692
Consumer Discretionary	13.79	1,177,538
Energy	7.31	624,541
Information Technology	5.82	497,283
Real Estate	4.83	412,081
Materials	4.74	405,012
Health Care	4.05	345,891
Consumer Staples	1.90	162,796
TOTAL COMMON STOCKS	99.88	8,529,155

TOTAL INVESTMENTS	99.88%	$8,529,155
Other Assets In Excess Of Liabilities	0.12	10,550
TOTAL NET ASSETS	100.00%	$8,539,705

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)

COMMON STOCKS - 99.29%
Aerospace & Defense - 7.44%
Boeing Co.(a)	2,775	$610,334
General Dynamics Corp.	3,580	701,787
Raytheon Technologies Corp.	8,183	703,411
		2,015,532

Auto Components - 1.10%
BorgWarner, Inc.	6,905	298,365

Banks - 10.22%
Bank of America Corp.	17,700	751,365
Citigroup, Inc.	12,680	889,882
JPMorgan Chase & Co.	6,884	1,126,842
		2,768,089

Capital Markets - 4.44%
Morgan Stanley	12,370	1,203,725

Chemicals - 0.96%
Axalta Coating Systems, Ltd.(a)	8,910	260,083

Communications Equipment - 2.59%
Cisco Systems, Inc.	12,901	702,201

Consumer Finance - 2.04%
American Express Co.	3,300	552,849

Containers & Packaging - 2.04%
Packaging Corp. of America	4,012	551,409

Diversified Telecommunication Services - 1.91%
AT&T, Inc.	19,145	517,106

Electrical Equipment - 1.44%
Sensata Technologies Holding PLC(a)	7,150	391,248

Electronic Equipment, Instruments & Components - 3.08%
Arrow Electronics, Inc.(a)	7,424	833,641

Entertainment - 3.09%
Walt Disney Co.(a)	4,945	836,546

Food Products - 3.12%
Archer-Daniels-Midland Co.	4,507	270,465
Mondelez International, Inc., Class A	9,890	575,400
		845,865

Health Care Equipment & Supplies - 3.24%
Medtronic PLC	7,005	878,077

Industrial Conglomerates - 5.83%
3M Co.	3,230	566,606
Siemens AG - Sponsored ADR	12,326	1,012,458
		1,579,064

Insurance - 6.93%
Allstate Corp.	6,950	884,805
Chubb, Ltd.	5,723	992,826
		1,877,631

Life Sciences Tools & Services - 3.77%
Thermo Fisher Scientific, Inc.	1,786	1,020,395

Media - 2.77%
Comcast Corp., Class A	13,400	749,462

Oil, Gas & Consumable Fuels - 5.01%
Chevron Corp.	5,550	563,048
ConocoPhillips	11,700	792,909
		1,355,957

Personal Products - 2.02%
Unilever PLC - Sponsored ADR	10,115	548,435

Pharmaceuticals - 16.72%
Bristol-Myers Squibb Co.	14,420	853,231
GlaxoSmithKline PLC - Sponsored ADR	13,800	527,298
Johnson & Johnson	4,245	685,568
Merck & Co., Inc.	11,289	847,917
Novartis AG - Sponsored ADR	8,130	664,871
Pfizer, Inc.	22,072	949,317
		4,528,202

Road & Rail - 1.09%
Canadian National Railway Co.	2,565	296,642

Semiconductors & Semiconductor Equipment - 1.52%
Skyworks Solutions, Inc.	2,493	410,797

Software - 3.86%
Microsoft Corp.	1,085	305,883
Oracle Corp.	8,476	738,514
		1,044,397

Specialty Retail - 3.06%
Lowe's Cos., Inc.	4,091	829,900

TOTAL COMMON STOCKS
(Cost $15,990,084)		26,895,618

	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.29%
(Cost $15,990,084)		$26,895,618

Other Assets In Excess Of Liabilities 0.71%		190,778

NET ASSETS 100.00%		$27,086,396

(a)	Non-Income Producing Security.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	23.73%	$6,426,674
Financials	23.64	6,402,294
Industrials	15.81	4,282,486
Information Technology	11.04	2,991,036
Communication Services	7.77	2,103,114
Consumer Staples	5.15	1,394,300
Energy	5.01	1,355,957
Consumer Discretionary	4.17	1,128,265
Materials	3.00	811,492
TOTAL COMMON STOCKS	99.29	26,895,618

TOTAL INVESTMENTS	99.29%	$26,895,618
Other Assets In Excess Of Liabilities	0.71	190,778
TOTAL NET ASSETS	100.00%	$27,086,396

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.20%
Austria - 6.11%
Erste Group Bank AG	207,100	$9,093,566
OMV AG	152,290	9,170,206
		18,263,772

Brazil - 2.11%
Vale SA	453,294	6,313,612

Canada - 0.05%
Lundin Mining Corp.	20,842	149,906

Chile - 1.42%
Enel Chile SA	300,000	14,208
Vina Concha y Toro SA	2,661,909	4,227,931
		4,242,139

China - 7.56%
China Construction Bank Corp., Class H	5,521,300	3,940,457
China Yongda Automobiles Services Holdings, Ltd.	1,296,100	1,870,320
CIFI Holdings Group Co., Ltd.	2,112,400	1,434,024
CITIC Securities Co., Ltd.	1,755,300	4,449,914
KWG Group Holdings, Ltd.	5,167,000	5,039,451
Times China Holdings, Ltd.	2,485,200	2,066,239
Zijin Mining Group Co., Ltd., Class H	3,135,000	3,807,344
		22,607,749

Czech Republic - 2.82%
Komercni Banka AS(a)	208,067	8,425,490

Egypt - 1.35%
Integrated Diagnostics Holdings PLC(b)(c)	3,288,550	4,040,010

Greece - 3.03%
OPAP SA	584,890	9,048,718

Hong Kong - 7.92%
AIA Group, Ltd.	784,200	9,021,756
BOC Aviation, Ltd.(b)(c)	110,020	918,008
CIMC Enric Holdings, Ltd.	3,230,000	3,854,390
Health & Happiness H&H International Holdings, Ltd.	1,255,000	2,990,281
Nine Dragons Paper Holdings, Ltd.	2,156,700	2,632,535
Xinyi Glass Holdings, Ltd.	1,422,500	4,243,393
		23,660,363

India - 7.73%
Ascendas India Trust	3,160,980	3,315,528
Bharat Electronics, Ltd.	149,800	407,431
ICICI Bank, Ltd. - Sponsored ADR	399,317	7,535,112
Power Grid Corp Of India Ltd.	2,452,000	6,252,045
PowerGrid Infrastructure Investment Trust(a)(b)(c)	3,446,000	5,597,851
		23,107,967

Indonesia - 0.82%
Bank Rakyat Indonesia Persero Tbk PT	9,185,500	2,448,365

Kazakhstan - 2.63%
Kaspi.KZ JSC - GDR	74,089	7,868,252

Mexico - 5.59%
Arca Continental SAB de CV	888,000	5,406,770
PLA Administradora Industrial S de RL de CV	3,757,160	5,489,714
Prologis Property Mexico SA de CV	2,685,336	5,802,194
		16,698,678

Russia - 10.79%
Globaltrans Investment PLC - Sponsored GDR(c)	277,385	2,227,402
LUKOIL PJSC - Sponsored ADR	119,864	11,346,326
MMC Norilsk Nickel PJSC - ADR	182,361	5,456,241
Polymetal International PLC	253,285	4,279,585
Sberbank of Russia PJSC - Sponsored ADR	475,839	8,921,981
		32,231,535

South Africa - 4.41%
Anglo American PLC	171,505	6,011,020
Mondi PLC	285,570	7,032,208
Thungela Resources, Ltd.(a)	19,641	120,864
		13,164,092

South Korea - 9.93%
KT&G Corp.	3,530	241,500
Macquarie Korea Infrastructure Fund	682,774	7,378,787
Samsung Electronics Co., Ltd.	101,930	6,319,110
Shinhan Financial Group Co., Ltd.	244,800	8,269,243
SK Telecom Co., Ltd.	27,500	7,469,450
		29,678,090

Taiwan - 13.28%
ASE Technology Holding Co., Ltd.	2,056,328	7,955,550
MediaTek, Inc.	175,000	5,632,811
Quanta Computer, Inc.	1,110,600	3,073,384
Sinbon Electronics Co., Ltd.	503,000	4,229,704
Sunonwealth Electric Machine Industry Co., Ltd.	3,052,300	4,183,197
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	89,517	9,994,573
Wiwynn Corp.	149,200	4,620,098
		39,689,317

	Shares	Value (Note 1)
Thailand - 2.00%
Thai Beverage PCL	7,857,000	$3,773,501
Vinythai PCL	1,994,800	2,211,298
		5,984,799

Vietnam - 0.65%
Ho Chi Minh City Securities Corp.	858,000	1,947,985

TOTAL COMMON STOCKS
(Cost $217,511,152)		269,570,839

PARTICIPATORY NOTES - 2.52%
China - 2.52%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024(a)	593,070	2,094,327
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023(a)	377,300	4,063,676
Saic Motor Corp Ltd, Expires (a)	463,540	1,368,638
		7,526,641

TOTAL PARTICIPATORY NOTES
(Cost $6,462,360)		7,526,641

PREFERRED STOCK - 0.05%
Brazil - 0.05%
Itau Unibanco Holding SA	27,260	144,966

TOTAL PREFERRED STOCK
(Cost $131,663)		144,966

TOTAL INVESTMENTS 92.77%
(Cost $224,105,175)		$277,242,446

Other Assets In Excess Of Liabilities 7.23%		21,622,603

NET ASSETS 100.00%		$298,865,049

(a)	Non-Income Producing Security.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2021 the aggregate value of those securities was $10,555,869, which represents 3.53% of net assets.
(c)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2021, the aggregate value of those securities was $12,783,271, which represents 4.28% of net assets.

ADR	-	American Depositary Receipt
GDR	-	Gross Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	26.53%	$79,300,908
Information Technology	13.99	41,825,230
Materials	12.68	37,893,749
Real Estate	9.62	28,745,001
Energy	6.91	20,637,396
Consumer Staples	5.57	16,639,983
Industrials	5.30	15,833,821
Consumer Discretionary	3.65	10,919,038
Communication Services	2.50	7,469,450
Utilities	2.10	6,266,253
Health Care	1.35	4,040,010
TOTAL COMMON STOCKS	90.20	269,570,839

PARTICIPATORY NOTES
Consumer Discretionary	2.52	7,526,641
TOTAL PARTICIPATORY NOTES	2.52	7,526,641

PREFERRED STOCK
Financials	0.05	144,966
TOTAL PREFERRED STOCK	0.05	144,966

TOTAL INVESTMENTS	92.77%	$277,242,446
Other Assets In Excess Of Liabilities	7.23	21,622,603
TOTAL NET ASSETS	100.00%	$298,865,049

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.82%
Aerospace & Defense - 4.02%
Raytheon Technologies Corp.(a)	39,715	$3,413,901

Automobiles - 3.11%
Toyota Motor Corp. - Sponsored ADR	14,880	2,644,920

Banks - 10.52%
Bank of America Corp.(a)	51,706	2,194,920
Citigroup, Inc.(a)	23,925	1,679,057
JPMorgan Chase & Co.	16,415	2,686,971
Truist Financial Corp.	40,520	2,376,498
		8,937,446

Building Products - 2.30%
Johnson Controls International PLC(a)	28,700	1,953,896

Capital Markets - 2.85%
Morgan Stanley(a)	24,849	2,418,056

Chemicals - 2.55%
Dow, Inc.	37,673	2,168,458

Communications Equipment - 2.67%
Cisco Systems, Inc.	41,730	2,271,364

Distributors - 2.95%
Genuine Parts Co.	20,650	2,503,399

Diversified Telecommunication Services - 4.92%
BCE, Inc.	33,700	1,687,022
Verizon Communications, Inc.	46,255	2,498,233
		4,185,255

Electric Utilities - 6.61%
Duke Energy Corp.	32,430	3,164,844
PPL Corp.	88,115	2,456,646
		5,621,490

Electrical Equipment - 3.34%
Eaton Corp. PLC	19,035	2,842,116

Equity Real Estate Investment Trusts (REITs) - 5.27%
Healthpeak Properties, Inc.	60,455	2,024,033
VICI Properties, Inc.	86,345	2,453,062
		4,477,095

Food & Staples Retailing - 2.93%
Walgreens Boots Alliance, Inc.(a)	52,865	2,487,298

Food Products - 2.08%
Conagra Brands, Inc.(a)	52,264	1,770,182

Health Care Equipment & Supplies - 1.89%
Medtronic PLC	12,810	1,605,733

Insurance - 2.19%
Allstate Corp.	14,600	1,858,726

Metals & Mining - 3.01%
Rio Tinto PLC - ADR	38,255	2,556,199

Oil, Gas & Consumable Fuels - 9.95%
Chevron Corp.	26,005	2,638,207
ConocoPhillips(a)	45,920	3,111,999
Exxon Mobil Corp.(a)	45,965	2,703,661
		8,453,867

Personal Products - 2.01%
Unilever PLC - Sponsored ADR	31,488	1,707,279

Pharmaceuticals - 12.31%
Bristol-Myers Squibb Co.	49,155	2,908,501
Merck & Co., Inc.	34,870	2,619,086
Novartis AG - Sponsored ADR	30,665	2,507,784
Pfizer, Inc.	56,385	2,425,119
		10,460,490

Semiconductors & Semiconductor Equipment - 5.24%
Broadcom, Inc.	3,458	1,676,888
Intel Corp.(a)	52,045	2,772,957
		4,449,845

Tobacco - 5.10%
Altria Group, Inc.	43,125	1,963,050
Philip Morris International, Inc.	25,040	2,373,542
		4,336,592

TOTAL COMMON STOCKS
(Cost $79,963,670)		83,123,607

TOTAL INVESTMENTS 97.82%
(Cost $79,963,670)		$83,123,607

Other Assets In Excess Of Liabilities 2.18%		1,855,408

NET ASSETS 100.00%		$84,979,015

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.24%)
Bank of America Corp., Expires October, 2021, Exercise Price $42.00	$(1,099,455)	(259)	$(37,037)
Citigroup, Inc., Expires October, 2021, Exercise Price $71.00	(842,160)	(120)	(18,720)
Conagra Brands, Inc., Expires October, 2021, Exercise Price $35.00	(887,394)	(262)	(15,982)
ConocoPhillips, Expires October, 2021, Exercise Price $70.00	(1,558,710)	(230)	(25,300)
Exxon Mobil Corp., Expires October, 2021, Exercise Price $57.00	(1,352,860)	(230)	(62,790)
Intel Corp., Expires October, 2021, Exercise Price $55.50	(1,353,312)	(254)	(7,620)
Johnson Controls International PLC, Expires October, 2021, Exercise Price $77.50	(1,953,896)	(287)	(2,870)
Morgan Stanley, Expires October, 2021, Exercise Price $106.00	(2,413,288)	(248)	(10,664)
Raytheon Technologies Corp., Expires October, 2021, Exercise Price $88.00	(1,710,604)	(199)	(18,109)
Walgreens Boots Alliance, Inc., Expires October, 2021, Exercise Price $52.00	(1,246,825)	(265)	(5,830)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $161,784)			(204,922)

TOTAL WRITTEN OPTIONS
(Premiums received $161,784)			$(204,922)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2021.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	15.56%	$13,214,228
Health Care	14.20	12,066,223
Consumer Staples	12.12	10,301,351
Energy	9.95	8,453,867
Industrials	9.66	8,209,913
Information Technology	7.91	6,721,209
Utilities	6.62	5,621,490
Consumer Discretionary	6.06	5,148,319
Materials	5.56	4,724,657
Real Estate	5.27	4,477,095
Communication Services	4.93	4,185,255
TOTAL COMMON STOCKS	97.82	83,123,607

TOTAL INVESTMENTS	97.82%	$83,123,607
Other Assets In Excess Of Liabilities	2.18	1,855,408
TOTAL NET ASSETS	100.00%	$84,979,015

CALL OPTIONS WRITTEN
Information Technology	(0.01)%	$(7,620)
Industrials	(0.02)	(20,979)
Consumer Staples	(0.03)	(21,812)
Financials	(0.07)	(66,421)
Energy	(0.11)	(88,090)
TOTAL CALL OPTIONS WRITTEN	(0.24)	(204,922)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2021 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2021, all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$33,738,656	$151,623,440	$–	$185,362,096
Preferred Stock	1,914,000	–	–	1,914,000
Total	$35,652,656	$151,623,440	$–	$187,276,096

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,127,957,395	$–	$–	$1,127,957,395
Total	$1,127,957,395	$–	$–	$1,127,957,395

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$8,529,155	$–	$–	$8,529,155
Total	$8,529,155	$–	$–	$8,529,155

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$26,895,618	$–	$–	$26,895,618
Total	$26,895,618	$–	$–	$26,895,618

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$80,754,222	$188,816,617	$–	$269,570,839
Participatory Notes(3)	–	7,526,641	–	7,526,641
Preferred Stock	144,966	–	–	144,966
Total	$80,899,188	$196,343,258	$–	$277,242,446

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$83,123,607	$–	$–	$83,123,607
Total	$83,123,607	$–	$–	$83,123,607
Other Financial Instruments
Liabilities
Written Options	$(204,922)	–	–	$(204,922)
Total	$(204,922)	–	–	$(204,922)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed above, the fair value triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.